Material Partly-Owned Subsidiaries	12 Months Ended
Dec. 31, 2021
Text Block1 [Abstract]
Material Partly-Owned Subsidiaries

6.	MATERIAL PARTLY-OWNED SUBSIDIARIES

6(a)Material subsidiaries

Our Company has subsidiaries with material non-controlling interests (“NCI”). Information regarding the subsidiaries is as follows:

Proportion of equity interest held by NCI:

	Country of incorporation	As of December 31,
Name	and operation	2021	2020
Charoong Thai and its subsidiaries (“CTW Consolidated”)	Thailand	49.07%	49.07%
SYE	China	31.25%	31.25%

From our Company perspective, SYE is considered an entity with material non-controlling interests and should be separated from CTW Consolidated.

SYE ceased production at the end of October of 2019 and has been restructured as a trading company in Shanghai that supplies mainly transformer, motor and coil manufacturers in the eastern part of China.

6(b)Summarized financial information about the subsidiaries

The summarized financial information of the subsidiaries is provided below. This information is based on amounts before inter-company eliminations:

Summarized statements of comprehensive income	CTW consolidated
	For the year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Revenue	197,786	143,647	172,385
(Loss)/profit before tax	(16,038)	11,793	4,352
Income tax expense	4,223	(2,344)	(1,235)
(Loss)/profit for the year	(11,815)	9,449	3,117
Other comprehensive (loss)/income	(12,699)	(1,406)	9,194
Total comprehensive (loss)/income	(24,514)	8,043	12,311
(Loss)/profit attributable to non-controlling interests	(5,815)	4,631	1,378
Dividends paid to non-controlling interests	2,815	1,228	2,763

Summarized statements of comprehensive income	SYE
	For the year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Revenue	530	6,291	20,743
Loss before tax	(497)	(1,161)	(2,272)
Income tax expense	—	—	—
Loss for the year	(497)	(1,161)	(2,272)
Other comprehensive income/(loss)	17	84	(46)
Total comprehensive loss	(480)	(1,077)	(2,318)
Loss attributable to non-controlling interests	(155)	(363)	(710)
Dividends paid to non-controlling interests	—	—	—

6.	MATERIAL PARTLY-OWNED SUBSIDIARIES (continued)

6(b)Summarized financial information about the subsidiaries (continued)

Summarized balance sheets	CTW consolidated		SYE
	As of December 31,		As of December 31,
	2021	2020	2021	2020
	US$’000	US$’000	US$’000	US$’000
Current assets	141,282	128,534	565	3,336
Non-current assets	59,547	56,596	1,266	1,406
Current liabilities	(68,142)	(18,815)	(1,204)	(3,635)
Non-current liabilities	(8,477)	(11,097)	—	—
Total equity	124,210	155,218	627	1,107

Equity attributable to:
Equity holders of the parent	63,260	78,961	431	761
Non-controlling interests	60,950	76,257	196	346

Summarized cash flow information	CTW consolidated
	For the year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Operating	(37,392)	19,713	10,776
Investing	(2,496)	(10,952)	2,319
Financing	42,981	(5,118)	(20,260)
Effect of changes in exchange rate on cash	(3,333)	(87)	2,376
Net (decrease) increase in cash and cash equivalents	(240)	3,556	(4,789)

Summarized cash flow information	SYE
	For the year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Operating	318	(1,844)	5,135
Investing	65	278	(165)
Financing	(1,226)	(769)	(1,847)
Effect of changes in exchange rate on cash	16	98	(28)
Net (decrease) increase in cash and cash equivalents	(827)	(2,237)	3,095